Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Issued Capital	Capital Reserves	Fair Value Reserves	Accumulated Deficit	Total
Balance, beginning at Dec. 31, 2017	€ 468	€ 213,778	€ 7,325	€ (182,667)	€ 38,904
Issue of common shares	156	23,190			23,346
Equity-settled share based payment awards		937			937
Loss for the period				(16,217)	(16,217)
Other comprehensive income			211		211
Balance, ending at Jun. 30, 2018	624	237,905	7,536	(198,884)	47,181
Balance, beginning at Dec. 31, 2018	624	239,055	2,594	(202,144)	40,129
Exercise of share based payment awards		13			13
Equity-settled share based payment awards		1,167			1,167
Loss for the period				(8,488)	(8,488)
Other comprehensive income			24		24
Balance, ending at Jun. 30, 2019	€ 624	€ 240,235	€ 2,618	€ (210,632)	€ 32,845